Pension Plans and Postretirement Benefits - Schedule of Expected Pension Benefit Payments (Details) - U.S. $ in Thousands	Nov. 30, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2020	$ 9,749
2021	9,225
2022	10,001
2023	12,682
2024	13,044
2025 - 2029	$ 67,655